WARRANT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
WARRANT LIABILITIES
Summary of change in the fair value of the warrant liabilities

Estimated fair value as of January 1, 2022	$2,744
Changes in estimated fair value	(1,912)
Estimated fair value as of December 31, 2022	832
Changes in estimated fair value	(832)
Estimated fair value as of December 31, 2023	—
Changes in estimated fair value	—
Estimated fair value as of December 31, 2024	$—

Summary of quantitative information regarding Level 3 fair value measurements inputs for the Company's warrants

	As of December 31,	As of December 31,	As of December 31,	As of March 18,
	2024	2023	2022	2021
Volatility	28.41%	28.63%	35.77%	31.26%
Stock price	3.48	3.61	5.16	126.34
Expected life of the warrants to convert	1.72	2.72	3.72	5.50
Risk free rate	4.25%	4.20%	4.17%	1.09%
Dividend yield	0.0%	0.0%	0.0%	0.0%